TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2020
TRADE AND OTHER PAYABLES [Abstract]
TRADE AND OTHER PAYABLES
9.	TRADE AND OTHER PAYABLES

	2020 US$	2019 US$
Current
Trade creditors	644,857	1,434,439
Accrued expenses	362,650	709,632
Total trade and other payables	1,007,507	2,144,071